Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Business Segment Information

Business Segment Information

(IN MILLIONS)	Buy	Watch	Expositions	Corporate	Total
Three Months Ended March 31, 2013
Revenues	$825	$494	$57	$—	$1,376
Depreciation and amortization	$51	$68	$6	$1	$126
Restructuring charges	$12	$7	$—	$16	$35
Stock-based compensation expense	$3	$2	$—	$5	$10
Operating income/(loss)	$53	$122	$26	$(30)	$171
Total assets as of March 31, 2013	$6,705	$6,696	$752	$261	$14,414

(IN MILLIONS)	Buy	Watch	Expositions	Corporate	Total
Three Months Ended March 31, 2012
Revenues	$799	$474	$61	$—	$1,334
Depreciation and amortization	$53	$68	$6	$2	$129
Restructuring charges	$31	$5	$—	$1	$37
Stock-based compensation expense	$2	$2	$—	$4	$8
Operating income/(loss)	$35	$111	$30	$(18)	$158
Total assets as of December 31, 2012	$6,885	$6,706	$758	$234	$14,583

Business Segment Information

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues
Buy	$3,420	$3,409	$3,108
Watch	1,987	1,919	1,827
Expositions	183	179	168

Total	$5,590	$5,507	$5,103

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Depreciation and amortization
Buy	$208	$198	$202
Watch	274	294	313
Expositions	23	25	27
Corporate and eliminations	8	7	12

Total	$513	$524	$554

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Restructuring charges
Buy	$60	$57	$27
Watch	18	15	15
Expositions	(1)	2	2
Corporate and eliminations	7	10	17

Total	$84	$84	$61

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Stock-based compensation expense
Buy	$10	$8	$7
Watch	7	5	3
Expositions	—	—	—
Corporate and eliminations	16	13	8

Total	$33	$26	$18

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Operating income/(loss)
Buy	$409	$432	$414
Watch	547	464	368
Expositions	72	60	49
Corporate and eliminations	(64)	(158)	(100)

Total	$964	$798	$731

(IN MILLIONS)	December 31, 2012	December 31, 2011
Total assets
Buy	$6,885	$6,782
Watch	6,706	6,560
Expositions	758	794
Corporate and eliminations(1)	234	336

Total	$14,583	$14,472

(1)	Includes deferred financing costs of $60 million and $68 million as of December 31, 2012 and 2011, respectively.

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Capital expenditures
Buy	$171	$178	$156
Watch	179	182	164
Expositions	5	7	6
Corporate and eliminations	3	—	8

Total	$358	$367	$334

Geographic Segment Information

Geographic Segment Information

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2012
United States	$2,820	$529	$9,540
North and South America, excluding the United States	640	170	1,313
The Netherlands	39	4	8
Other Europe, Middle East & Africa	1,353	178	1,097
Asia Pacific	738	83	509

Total	$5,590	$964	$12,467

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2011
United States	$2,677	$425	$9,531
North and South America, excluding the United States	625	184	1,212
The Netherlands	43	(90)	3
Other Europe, Middle East & Africa	1,447	184	1,074
Asia Pacific	715	95	505

Total	$5,507	$798	$12,325

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)
2010
United States	$2,557	$297
North and South America, excluding the United States	551	157
The Netherlands	41	(5)
Other Europe, Middle East & Africa	1,330	191
Asia Pacific	624	91

Total	$5,103	$731

(1)	Revenues are attributed to geographic areas based on the location of customers.

(2)	Long-lived assets include property, plant and equipment, goodwill and other intangible assets.